Income Taxes - Schedule of Tax Losses Carried Forward (Details)	Mar. 31, 2022 USD ($)
Federal
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	$ 193,770,000
Federal | 2027
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	46,000
Federal | 2031
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	474,000
Federal | 2032
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	4,249,000
Federal | 2033
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	11,099,000
Federal | 2034
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	16,244,000
Federal | 2035
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	11,275,000
Federal | 2036
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	18,956,000
Federal | 2037
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	9,835,000
Federal | 2038
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	22,000
Federal | 2039
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	7,974,000
Federal | 2040
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	32,672,000
Federal | 2041
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	42,380,000
Federal | 2042
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	38,544,000
Provincial/State
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	193,465,000
Provincial/State | 2030
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	149,000
Provincial/State | 2031
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	1,523,000
Provincial/State | 2032
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	741,000
Provincial/State | 2033
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	11,210,000
Provincial/State | 2034
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	15,247,000
Provincial/State | 2035
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	10,429,000
Provincial/State | 2036
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	18,399,000
Provincial/State | 2037
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	9,178,000
Provincial/State | 2038
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	18,000
Provincial/State | 2039
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	8,473,000
Provincial/State | 2040
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	39,443,000
Provincial/State | 2041
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	40,506,000
Provincial/State | 2042
Operating Loss Carryforwards [Line Items]
Tax losses carried forward	$ 38,149,000